Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Sep. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 08, 2018
Restricted cash		$ 334,083	$ 29,498
Allowances for doubtful accounts		159,500	155,000
Allowance for bad debt
In-transit inventory		4,203,400	6,148,000
Allowance for inventory		39,300	39,300
Reduction of inventory			(88,584)	$ 88,600
Due from related party for future shipments		$ 1,139,619	0
Foreign currency translation, description		The rates used in the financial statements as presented for December 31, 2018 and 2017 were 1.336 and 1.289 US dollar to UK pound sterling, respectively.
Foreign currency translation adjustment		$ (38,622)	56,010
Advertising expenses		127,000	108,000
Due to suppliers		$ 1,297,800
Stock option exercised
Warrant exercise					172,000
Interest paid to related party		$ 174,600	162,300
Effective income tax rate		1.47%
Interest and penalties
Retained earnings adjustment		$ (81,520)
Pro Forma [Member]
Effective income tax rate		1.36%	68.09%
Warrant [Member]
Warrant exercise		353,250
Stock Option [Member]
Stock option exercised		6,240,000
Series A Convertible Preferred Stock [Member]
Shares outstanding		1,413
Converted into common shares		706,500
Three Customers [Member] | Revenue [Member]
Concentration Risk percentage		65.00%	63.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk percentage		65.00%	66.00%
Three Suppliers [Member]
Concentration Risk percentage		87.00%	75.00%
Indonesia and Philippines [Member]
Concentration Risk percentage		93.00%
Indonesia, Philippines, and China [Member]
Concentration Risk percentage			93.00%
Bacolod [Member]
Concentration Risk percentage		49.00%	53.00%
Supplier [Member]
Outstanding accounts payable	$ 388,199
Due to suppliers	$ 1,465,000